Employee benefits and KMP disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Employee benefits and KMP disclosures [Abstract]
Employee benefits expense
7.1.	Employee benefits expensed

	2024	2023	2022
	$’000	$’000	$’000
Non-Executive Director fees	410	401	410
Executive Director fees[2]	311	516	527
Employee benefits expense	2,990	3,674	2,906
Share-based payments	1,633	1,376	1,213
Total employee benefit expense	5,344	5,967	5,056

Key Management Personnel
Key management personnel (KMP) comprised the following:

	2024	2023	2022
	$’000	$’000	$’000
Salary and Short-term incentive	3,734	3,709	2,951
Post-employment benefits	121	101	81
Share-based payments	1,884	1,501	1,620
Total payments to KMP	5,739	5,311	4,652